Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in thousands)	Revenue (in thousands)(6)
					Total Shareholder Return	Peer Group Total Shareholder Return(5)
2020	$219,031	$219,031	$475,767	$579,703	$106.53	$132.91	$(15,702)	$560,412
2021	$497,789	$497,789	$1,308,783	$1,967,061	$174.91	$136.96	$5,284	$747,590
2022	$601,620	$601,620	$1,780,946	$1,057,419	$135.42	$104.99	$(2,002)	$847,133
2023	$601,620	$601,620	$622,624	$978,020	$153.13	$98.45	$90,954	$1,058,522
2024	$630,467	$630,467	$1,842,751	$1,788,811	$144.57	$103.45	$14,012	$1,194,615

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The Principal Executive Officer (PEO) in fiscal 2024, 2023, 2022, 2021 and 2020 is Adam Elsesser. No adjustments were required to be made to the Summary Compensation Table amounts for Mr. Elsesser for any of the fiscal years presented because Mr. Elsesser’s compensation for each year consisted solely of base salary and life insurance and short-term and long-term disability insurance premium payments.The NEOs included in the calculation of average non-PEO NEO compensation in fiscal 2020 and 2021 are Maggie Yuen, Johanna Roberts, Lynn Rothman and Lambert Shiu, and the NEOs included in the calculation of average non-PEO NEO compensation in fiscal 2022, 2023 and 2024 are Maggie Yuen, Johanna Roberts and Lambert Shiu.
Peer Group Issuers, Footnote	The peer group used for Total Shareholder Return is the S&P Healthcare Equipment Index.
PEO Total Compensation Amount	$ 630,467	$ 601,620	$ 601,620	$ 497,789	$ 219,031
PEO Actually Paid Compensation Amount	630,467	601,620	601,620	497,789	219,031
Non-PEO NEO Average Total Compensation Amount	1,842,751	622,624	1,780,946	1,308,783	475,767
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,788,811	978,020	1,057,419	1,967,061	579,703
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to the compensation actually paid to our non-PEO NEOs reflect the fair values of RSUs and stock options at the required measurement dates, consistent with the approach used to value equity awards at the grant date as described in Notes 2 and 11 to the consolidated financial statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC on February 18, 2025, except that these calculations do not give effect to any estimate of forfeitures related to service-based vesting, but assume that the NEO will perform the requisite service for the award to vest in full. Changes to RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year RSU grants) are based on the closing price of our common stock as reported by the NYSE at the respective measurement dates. Changes to stock option fair values are based on the closing price of our common stock as reported by the NYSE at the respective measurement dates, in addition to updated expected option term, implied volatility of our common stock over the updated expected option term, and risk-free rate assumptions. For all fiscal years presented, the meaningful increases or decreases in stock option fair value at the respective measurement dates from the fair value on the grant date were primarily driven by changes in the stock price.SEC rules require certain adjustments to the Summary Compensation Table total compensation to determine the Compensation Actually Paid (CAP) as reported in the Pay Versus Performance Table. In general, CAP reflects changes in the fair value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as adjustments related to benefits under defined benefit or actuarial pension plans. There were no adjustments related to benefits under defined benefit or actuarial pension plans for any of our NEOs, as we do not maintain any such plans. There were also no adjustments made with respect to equity awards granted in a prior year that failed to meet vesting conditions in 2024, or dividends or other earnings paid on equity awards not included in another component of the Summary Compensation Table total compensation, since there were no such equity awards or earnings in 2024. The following table sets forth the adjustments to the Summary Compensation Table total compensation to determine the CAP to our non-PEO NEOs for the fiscal year ended December 31, 2024:

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Subtract grant date fair value of stock awards granted during the fiscal year	Add year-end value of outstanding and unvested stock awards granted during the fiscal year	Add value of vested stock awards granted during the fiscal year	Add change in value of outstanding and unvested stock awards granted in prior years	Add change in value of vested stock awards granted in prior years	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,842,751	$1,177,841	$1,091,537	$107,447	$(49,590)	$(25,492)	$1,788,811

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Average non-PEO NEO CAP and Total Shareholder Return
The CAP to our PEO for the fiscal years presented increased by 127.3% from 2020 to 2021, from $219,031 to $497,789, by 20.9% from 2021 to 2022, from $497,789 to $601,620, remained flat from 2022 to 2023 at $601,620, and increased by 4.8% from 2023 to 2024, from $601,620 to $630,467.

The average CAP to our non-PEO NEOs for the fiscal years presented increased by 239.3% from 2020 to 2021, from $579,703 to $1,967,061, decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419, decreased by 7.5% from 2022 to 2023, from $1,057,419 to $978,020, and increased by 82.9% from 2023 to 2024, from $978,020 to $1,788,811.

The Company’s cumulative Total Shareholder Return (TSR) for the periods presented increased by 6.5% during 2020 and by 64.2% from 2020 to 2021, decreased by 22.6% from 2021 to 2022, increased by 13.1% from 2022 to 2023, and decreased by 5.6% from 2023 to 2024. Compared to the cumulative TSR of the S&P Healthcare Equipment Index for the periods presented, the Company’s cumulative TSR was less than the cumulative TSR of the S&P Healthcare Equipment Index by 19.8% in 2020 and was greater than the cumulative TSR of the S&P Healthcare Equipment index by 27.7% in 2021, by 29.0% in 2022, by 55.5% in 2023, and by 39.7% in 2024.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Average non-PEO NEO CAP and Net (Loss) Income
The CAP to our PEO for the fiscal years presented increased by 127.3% from 2020 to 2021, from $219,031 to $497,789, by 20.9% from 2021 to 2022, from $497,789 to $601,620, remained flat from 2022 to 2023 at $601,620, and increased by 4.8% from 2023 to 2024, from $601,620 to $630,467.
The average CAP to our non-PEO NEOs for the fiscal years presented increased by 239.3% from 2020 to 2021, from $579,703 to $1,967,061, decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419, decreased by 7.5% from 2022 to 2023, from $1,057,419 to $978,020, and increased by 82.9% from 2023 to 2024, from $978,020 to $1,788,811.
The Company’s net (loss) income for the fiscal years presented increased by $21.0 million from 2020 to 2021, from a net loss of $15.7 million to net income of $5.3 million, decreased by $7.3 million from 2021 to 2022, from net income of $5.3 million to a net loss of $2.0 million, increased by $93.0 million from 2022 to 2023, from a net loss of $2.0 million to net income of $91.0 million, and decreased by $77.0 million from 2023 to 2024, from net income of $91.0 million to net income of $14.0 million.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Average non-PEO NEO CAP and Revenue
The CAP to our PEO for the fiscal years presented increased by 127.3% from 2020 to 2021, from $219,031 to $497,789, by 20.9% from 2021 to 2022, from $497,789 to $601,620, remained flat from 2022 to 2023 at $601,620, and increased by 4.8% from 2023 to 2024, from $601,620 to $630,467.
The average CAP to our non-PEO NEOs for the fiscal years presented increased by 239.3% from 2020 to 2021, from $579,703 to $1,967,061, decreased by 46.2% from 2021 to 2022, from $1,967,061 to $1,057,419, decreased by 7.5% from 2022 to 2023, from $1,057,419 to $978,020, and increased by 82.9% from 2023 to 2024, from $978,020 to $1,788,811.
The Company’s revenue for the fiscal years presented increased by 33.4% from 2020 to 2021, from $560.4 million to $747.6 million, by 13.3% from 2021 to 2022, from $747.6 million to $847.1 million, by 25.0% from 2022 to 2023, from $847.1 million to $1,058.5 million, and by 12.9% from 2023 to 2024, from $1,058.5 million to $1,194.6 million.

Total Shareholder Return Amount	$ 144.57	153.13	135.42	174.91	106.53
Peer Group Total Shareholder Return Amount	103.45	98.45	104.99	136.96	132.91
Net Income (Loss)	$ 14,012,000	$ 90,954,000	$ (2,002,000)	$ 5,284,000	$ (15,702,000)
Company Selected Measure Amount	1,194,615,000	1,058,522,000	847,133,000	747,590,000	560,412,000
PEO Name	Adam Elsesser
Additional 402(v) Disclosure	Prior to 2023, the Company did not use any financial performance measures to link compensation actually paid to our NEOs to Company performance. In February 2023, the Compensation Committee adopted the 2023 PSU Program, pursuant to which certain of the Company’s senior employees, including all of our NEOs other than our Chief Executive Officer, were eligible to receive awards of RSUs based on the Company’s achievement against predetermined financial performance targets for revenue and non-GAAP income from operations for the year ended December 31, 2023, weighted 75% based on the Company’s revenue achievement and 25% based on the Company’s non-GAAP income from operations metric achievement, as well as individual performance. In February 2024, the Compensation Committee renewed the performance equity program for 2024 on substantially similar terms as the 2023 PSU Program, other than to modify the non-GAAP income from operations metric to include non-GAAP operating margin and appropriate adjustments to the performance targets. Based on such performance metrics, targets and weighting, in the Company’s assessment, revenue represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link the CAP to the Company’s NEOs, for the year ended December 31, 2024, to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP income from operations (including non-GAAP operating margin)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,177,841
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,091,537
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,590)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,447
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (25,492)